Defined benefit pension plans and other post-employment benefits (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	R$ 4
Interest on actuarial obligations	(1,552)
Earnings expected from assets	4,841
P B S [Member] | Expenditure Planned For 2022 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	7
Interest on actuarial obligations	3,389
Earnings expected from assets	(5,326)
Interest on the effect of the (asset)/liability limit	1,128
Total unrecognized net expense (revenue)	(802)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	(284)
Earnings expected from assets	1,257
P B S Assisted [Member] | Expenditure Planned For 2022 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	769
Earnings expected from assets	(1,257)
Interest on the effect of the (asset)/liability limit	284
Total unrecognized net expense (revenue)	(204)
Managementagreement [Member] | Expenditure Planned For 2022 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	10
Earnings expected from assets	(32)
Interest on the effect of the (asset)/liability limit	5
Total unrecognized net expense (revenue)	(17)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	57
Earnings expected from assets
P A M E C Asset Policy [Member] | Expenditure Planned For 2022 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	57
Earnings expected from assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	57
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	234
Earnings expected from assets	1,008
A E S Telecom [Member] | Expenditure Planned For 2022 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)
Interest on actuarial obligations	923
Earnings expected from assets	(737)
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	186
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	121
Interest on actuarial obligations	411
Earnings expected from assets
Medical Plan [Member] | Expenditure Planned For 2022 [Member]
IfrsStatementLineItems [Line Items]
Current service cost (with interest)	97
Interest on actuarial obligations	323
Earnings expected from assets
Interest on the effect of the (asset)/liability limit
Total unrecognized net expense (revenue)	R$ 420